[LOGO OF WESMARK WEST VIRGINIA MUNICIPAL BOND FUND]


                             West Virginia
                            Municipal Bond
                                  Fund

                                                 Semi-Annual Report
                                                 July 31, 1998

                                              [LOGO OF WESMARK FUNDS]

President's Message
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the second Semi-Annual Report to shareholders for WesMark West Virginia Municipal Bond Fund. This report covers the six-month reporting period from February 1, 1998 through July 31, 1998. It gives you a complete picture of the fund's operations, which include a complete list of fund holdings and the financial statements.

WesMark West Virginia Municipal Bond Fund is managed to help your money earn income free from federal income tax and West Virginia state income tax.* To pursue that objective, it invests in a portfolio of high-quality bonds issued by West Virginia municipalities.

During the six-month reporting period, the fund paid double-tax-free income dividends totaling $0.22 per share, which accounted for the fund's 1.74% total return.** At the end of the reporting period, the fund's assets totaled more than $66 million.

Thank you for selecting WesMark West Virginia Municipal Bond Fund to help your money earn double-tax-free income.

Sincerely,

/s/Edward C. Gonzales

Edward C. Gonzales
President
September 15, 1998


 *  Income may be subject to the federal alternative minimum tax.
** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

WesMark West Virginia Municipal Bond Fund
Portfolio of Investments
July 31, 1998 (unaudited)
--------------------------------------------------------------------------------

    Principal                                                                  Credit
     Amount                                                                    Rating*                   Value
------------------           -----------------------------------------------   -------                -----------
Long-Term Municipals--97.8%
                             West Virginia--97.8%
    $  195,000               Beckley, WV, Nursing Facility Refunding
                             Revenue Bonds,
                             5.10% (Beckley Health Care Corp.Project)/
                             (Nationsbank of Texas,
                             N.A. LOC), 9/1/2004                                  NR                  $   199,181
      205,000                Beckley, WV, Nursing Facility Refunding
                             Revenue Bonds,
                             5.20% (Beckley Health Care Corp.Project)/
                             (Nationsbank of Texas, N.A. LOC), 9/1/2005           NR                      210,114
      215,000                Beckley, WV, Nursing Facility Refunding
                             Revenue Bonds, 5.30% (Beckley Health Care Corp.
                             Project)/(Nationsbank of Texas,
                             N.A. LOC), 9/1/2006                                  NR                      220,963
      230,000                Beckley, WV, Nursing Facility Revenue
                             Refunding Bonds, 5.40% (Beckley Health
                             Care Corp.Project)/(Nationsbank of Texas,
                             N.A. LOC), 9/1/2007                                  NR                      237,318
      500,000                Berkeley County, WV Board of Education,
                             GO UT, 4.50%(FGIC INS)/(Original Issue
                             Yield: 5.30%), 6/1/2009                             AAA                      495,323
      500,000                Berkeley County, WV Board of Education,
                             GO UT Refunding Bonds, 5.35%, 4/1/1999              A+                       504,862
      360,000                Berkeley County, WV Board of Education,
                             GO UT Refunding Bonds, 5.45%, 4/1/2000              A+                       368,081
    1,030,000                Berkeley County, WV Board of Education,
                             GO UT, 5.75% (FGIC INS), 6/1/2003                   AAA                    1,100,508
      400,000                Berkeley County, WV Board of Education,
                             GO UT, 7.20% (BIG INS), 4/1/1999                    AAA                      408,280
      100,000                Brooke County, WV Board of Education,
                             GO UT Refunding Bonds, 8.625%
                             (AMBAC INS), 8/1/2000                               AAA                     108,917
      100,000                Brooke County, WV Board of Education,
                             GO UT Refunding Bonds, 8.75%
                             (AMBAC INS), 8/1/2001                               AAA                     113,273
    1,350,000                Cabell County, WV Board of Education,
                             GO UT, 6.50% (MBIA INS), 5/1/2003                   AAA                   1,484,170
      500,000                Cabell County, WV Board of Education,
                             GO UT, 4.60% (Original Issue Yield:
                             4.70%), 5/1/2003                                    A+                      507,211

WesMark West Virginia Municipal Bond Fund

     Principal                                                                 Credit
      Amount                                                                   Rating*                   Value
------------------           -----------------------------------------------   -------                -----------
Long-Term Municipals--continued
                             West Virginia--continued
   $  500,000                Cabell County, WV Board of Education,
                             GO UT, 6.00% (MBIA INS), 5/1/2006                  AAA                   $   552,361
      100,000                Cable, Putnam & Wayne County's, WV,
                             Single Family Residence Mortgage Revenue
                             Bonds, 7.375% (FGIC INS), 4/1/2010                 AAA                       116,783
      275,000                Charles Town, WV, Residential Mortgage
                             Revenue Bonds, 6.20%, 3/1/2011                     NR                        286,420
      355,000                Charles Town, WV, Revenue Refunding
                             Bonds, 5.00% (Original Issue Yield:
                             5.15%), 10/1/2013                                  AA                        352,368
      340,000                Charles Town, WV, Revenue Refunding
                             Bonds, 5.00%, 10/1/2012                            AA                        339,293
      865,000                Charleston, WV Building Commission,
                             Subordinate Bonds, 6.00% (Charleston Town
                             Center Parking), 12/1/2010                         NR                        931,439
      355,000                Charleston, WV, GO UT, 7.20%, 10/1/2003            NR                        401,688
      450,000                Clarksburg, WV, Revenue Refunding
                             Bonds, 5.25% (Asset GTD)/(Original
                             Issue Yield: 5.30%), 9/1/1999                      AA                         456,368
      250,000                Harrison County, WV Board of Education,
                             GO UT, 6.20% (FGIC INS), 5/1/2000                  AAA                        259,618
      500,000                Harrison County, WV Board of Education,
                             GO UT, 6.40% (FGIC INS)/(Original Issue
                             Yield: 6.45%), 5/1/2006                            AAA                        565,377
      410,000                Harrison County, WV County Commission,
                             Special Obligation Refunding Bonds, 6.35%
                             (Original Issue Yield: 6.45%), 5/15/2004           AAA                        452,195
      250,000                Jefferson County, WV Board of
                             Education, School Improvement Bonds, 6.85%
                             (FGIC INS), 7/1/2001                               AAA                        269,349
      750,000                Kanawha County, WV Commercial
                             Development, Revenue Refunding Bonds, 6.50%
                             (May Department Stores Co.), 6/1/2003               A                         824,696
      2,025,000              Kanawha County, WV, Pollution Control
                             Revenue Bonds, 7.35% (Union Carbide
                             Corp.), 8/1/2004                                   NR                       2,271,297
      500,000                Lewis County, WV, Revenue Bonds,
                             10.375% (Crestview Manor Project), 8/1/2019        NR                         546,960

WesMark West Virginia Municipal Bond Fund

     Principal                                                                 Credit
      Amount                                                                   Rating*                   Value
------------------           -----------------------------------------------   -------                -----------
Long-Term Municipals--continued
                             West Virginia--continued
   $  285,000                Logan County, WV, Revenue Bonds, 8.00%
                             (Logan County Health Care Center Limited
                             Partnership Project), 12/1/2009                   NR                      $   356,852
      100,000                Marion County, WV Single Family
                             Mortgage, Revenue Bonds, 7.20%
                             (FGIC INS), 8/1/2001                              AAA                         107,964
      355,000                Mason County, WV, Pollution Control
                             Revenue Bond, 5.45% (Ohio Power Co.)/
                             (AMBAC INS)/(Original Issue Yield: 5.47%),
                             12/1/2016                                         AAA                         361,626
      185,000                Ohio County, WV Board of Education, GO UT Refunding
                             Bonds, 5.125% (MBIA INS)/
                             (Original Issue Yield: 5.375%), 6/1/2018          AAA                         184,758
      535,000                Ohio County, WV Board of Education, GO
                             UT Refunding Bonds, 5.125% (Original
                             Issue Yield: 5.375%), 6/1/2018                    A+                          535,000
      200,000                Ohio County, WV Board of Education, GO
                             UT, 6.30%, 6/1/2001                               A+                          211,753
      475,000                Ohio County, WV Board of Education, GO
                             UT, 7.00%, 6/1/2002                               A+                          522,839
      500,000                Ohio County, WV Board of Education, GO
                             UT, 7.00%, 6/1/2003                               A+                          560,164
      530,000                Ohio County, WV Board of Education, GO
                             UT, 7.00%, 6/1/2004                               A+                          603,975
      250,000                Ohio County, WV Building Commission,
                             Revenue Refunding Bonds, 9.50% (Ohio
                             Valley Medical Center)/(Original Issue
                             Yield:  9.615%), 1/1/2005                         NR                          250,000
      1,000,000              Ohio County, WV, Revenue Bonds, 4.85%
                             (Ohio Valley Medical Center)/(American
                             Capital Access INS),  1/1/2008                     A                        1,000,709
      500,000                Parkersburg, WV Waterworks & Sewer
                             Systems, Revenue Refunding Bonds, 4.75%
                             (FSA INS)/(Original Issue Yield: 4.80%),
                             3/1/2002                                          AAA                         509,877
      400,000                Parkersburg, WV Waterworks & Sewer
                             Systems, Revenue Refunding Bonds, 4.85%
                             (FSA INS)/(Original Issue Yield: 4.90%),
                             3/1/2003                                          AAA                         410,388
      500,000                Pleasants County, WV PCR, Refunding
                             Revenue Bond, 6.15% (West Penn Power
                             Co.)/(AMBAC INS), 5/1/2015                        AAA                         544,532

WesMark West Virginia Municipal Bond Fund

     Principal                                                                 Credit
      Amount                                                                   Rating*                   Value
------------------           -----------------------------------------------   -------                -----------
Long-Term Municipals--continued
                             West Virginia--continued
   $1,000,000                Pleasants County, WV PCR, Refunding
                             Revenue Bonds, 4.70% (Monongahela Power
                             Co.), 11/1/2007                                     A                    $ 1,004,400
      475,000                Pleasants County, WV PCR, Refunding
                             Revenue Bonds, 6.15% (Potomac Edison
                             Co.)/(MBIA INS), 5/1/2015                          AAA                       515,870
      475,000                Raleigh County, WV, Refunding Revenue
                             Bonds, 5.50%, 6/1/2006                             NR                        496,463
    1,485,000                Randolph County, WV, Refunding Revenue
                             Bonds, 5.20% (Davis Health Systems,
                             Inc.)/(FSA INS), 11/1/2015                         NR                      1,493,785
      120,000                South Charleston, WV, GO UT Bonds,
                             5.75%, 9/1/1998                                    NR                        120,166
      480,000                South Charleston, WV, Refunding Revenue
                             Bonds, 4.70% (MBIA INS), 10/1/2001                 AAA                       484,893
    1,000,000                South Charleston, WV, Refunding Revenue
                             Bonds, 7.625% (Union Carbide Corp.),
                             8/1/2005                                           BBB                     1,166,636
      500,000                South Charleston, WV, Revenue Bonds,
                             5.50% (MBIA INS), 10/1/2009                        AAA                       516,087
      415,000                Taylor County, WV, GO UT Bonds, 8.40%
                             (Original Issue Yield: 8.45%), 5/1/2001            NR                        462,179
      175,000                Weirton, WV Municipal Hospital Building,
                             Refunding Revenue Bonds, 5.75% (Weirton
                             Medical Center, Inc.)/(AMBAC INS)/(Original
                             Issue Yield: 6.00%), 12/1/2003                     AAA                       181,364
      540,000                Weirton, WV Municipal Hospital Building,
                             Revenue Bonds, 5.40% (Weirton Medical
                             Center, Inc.)/(AMBAC INS)/(Original Issue
                             Yield: 5.55%), 12/1/2000                           AAA                       554,590
      675,000                Weirton, WV Municipal Hospital Building,
                             Revenue Bonds, 5.75% (Weirton Medical
                             Center, Inc.)/(AMBAC INS)/(Original Issue
                             Yield: 6.05%), 12/1/2004                           AAA                       700,441
      700,000                West Virgina State College, Revenue
                             Bonds, 5.25% (AMBAC INS)/(Original Issue
                             Yield: 5.40%), 4/1/2000                            AAA                       714,613
      800,000                West Virgina State College, Revenue
                             Bonds, 5.50% (AMBAC INS)/(Original Issue
                             Yield: 5.60%), 4/1/2001                            AAA                       828,381
    1,000,000                West Virgina State College, Revenue
                             Bonds, 5.75% (AMBAC INS)/(Original Issue
                             Yield: 5.85%), 4/1/2003                            AAA                     1,063,696

WesMark West Virginia Municipal Bond Fund

     Principal                                                                 Credit
      Amount                                                                   Rating*                   Value
------------------           -----------------------------------------------   -------                -----------
Long-Term Municipals--continued
                             West Virginia--continued
   $  200,000                West Virgina State College, Revenue
                             Bonds, 5.75% (AMBAC INS)/(Original Issue
                             Yield: 5.95%), 4/1/2004                            AAA                   $   214,954
      200,000                West Virginia HFA, Revenue Bonds
                             (Series A), 5.60% (Cabell Huntington
                             Hospital)/(AMBAC INS)/(Original Issue
                             Yield: 5.75%), 1/1/2005                            AAA                       213,167
      300,000                West Virginia HFA, Revenue Bonds, 4.70%
                             (FSA LOC), 8/1/2006                                NR                        301,790
      700,000                West Virginia HFA, Revenue Bonds, 4.90%
                             (West Virginia University Hospital, Inc.)/
                             (MBIA INS)/(Original Issue Yield: 5.00%),
                             6/1/2004                                           AAA                       719,608
    1,650,000                West Virginia HFA, Revenue Bonds, 5.00%
                             (Charleston Area Medical Center)/(MBIA
                             INS)/(Original Issue Yield: 5.10%),
                             9/1/2005                                           AAA                     1,712,680
      220,000                West Virginia HFA, Revenue Bonds, 5.00%
                             (West Virginia University Hospital, Inc.)/
                             (MBIA INS)/(Original Issue Yield: 5.10%),
                             6/1/2005                                           AAA                       227,573
    1,750,000                West Virginia HFA, Revenue Bonds, 5.75%
                             (Charleston Area Medical Center)/(MBIA
                             INS)/(Original Issue Yield: 5.98%),
                             9/1/2013                                           AAA                     1,859,239
      180,000                West Virginia HFA, Revenue Bonds, 6.75%
                             (Original Issue Yield: 6.85%), 3/1/2014            BBB                       197,165
      500,000                West Virginia HFA, Revenue Bonds,
                             7.875% (Cabell Hospital)/(Original Issue
                             Yield: 8.007%), 1/1/1999 (@102)                    NR                        518,376
      1,500,000              West Virginia HFA, Revenue Refunding
                             Bonds, 4.75% (Department of Health &
                             Human Resources)/(FSA INS)/(Original Issue
                             Yield: 4.80%), 8/1/2008                            NR                      1,519,742
      195,000                West Virginia Housing Development Fund,
                             Refunding Revenue Bonds, 4.90%, 5/1/2004           AAA                       197,323
      165,000                West Virginia Housing Development Fund,
                             Refunding Revenue Bonds, 5.15%, 5/1/2006           AAA                       168,581
      285,000                West Virginia Housing Development Fund,
                             Refunding Revenue Bonds, 5.35%,  5/1/2008          AAA                       295,720

WesMark West Virginia Municipal Bond Fund

     Principal                                                                 Credit
      Amount                                                                   Rating*                   Value
------------------           -----------------------------------------------   -------                -----------
Long-Term Municipals--continued
                             West Virginia--continued
   $  275,000                West Virginia Housing Development Fund,
                             Refunding Revenue Bonds, 6.70%, 5/1/2009           AAA                   $   294,007
      735,000                West Virginia Housing Development Fund,
                             Revenue Bonds, 5.35%, 11/1/2010                    AAA                       760,337
      500,000                West Virginia School Building
                             Authority, Refunding Revenue Bonds, 4.80%
                             (AMBAC INS)/(Original Issue Yield: 4.85%),
                             7/1/2004                                           AAA                       515,292
    3,720,000                West Virginia School Building Authority,
                             Revenue Bonds, 5.625% (MBIA INS)/(Original
                             Issue Yield: 5.90%), 7/1/2003                      AAA                     3,954,006
      180,000                West Virginia School Building Authority,
                             Revenue Bonds, 5.70% (MBIA INS)/(Original
                             Issue Yield: 5.75%), 7/1/2000                      AAA                       185,820
      150,000                West Virginia School Building Authority,
                             Revenue Bonds, 5.80% (MBIA INS)/(Original
                             Issue Yield: 5.90%), 7/1/2001                      AAA                       157,147
      855,000                West Virginia School Building Authority,
                             Revenue Bonds, 6.25% (MBIA INS), 7/1/2001          AAA                       905,497
      100,000                West Virginia School Building Authority,
                             Revenue Bonds, 6.75% (MBIA INS)/(Original
                             Issue Yield: 7.00%), 7/1/2004                      AAA                       113,456
    1,300,000                West Virginia School Building Authority,
                             Revenue Bonds, 6.75% (MBIA INS)/(United
                             States Treasury PRF)/(Original Issue
                             Yield: 7.148%), 7/1/2000 (@102)                    AAA                     1,390,873
      300,000                West Virginia School Building Authority,
                             Revenue Bonds, 6.80% (MBIA INS)/(Original
                             Issue Yield: 6.85%),  7/1/2001                     AAA                       322,126
      510,000                West Virginia School Building Authority,
                             Revenue Refunding Bonds, 4.70% (AMBAC
                             INS)/(Original Issue Yield: 4.75%), 7/1/2003       AAA                       521,205
      100,000                West Virginia State Building Commission
                             Lease, Revenue Bonds (Series A), 6.50%
                             (West Virginia Regional Jail & Correction)/
                             (MBIA INS)/(Original Issue Yield: 6.60%),
                             7/1/2000                                           AAA                       104,659
      870,000                West Virginia State Hospital Finance
                             Authority, Refunding Revenue Bonds, 5.00%
                             (FSA INS), 8/1/2009                                NR                        888,976

WesMark West Virginia Municipal Bond Fund

     Principal                                                                 Credit
      Amount                                                                   Rating*                   Value
------------------           -----------------------------------------------   -------                -----------
Long-Term Municipals--continued
                             West Virginia--continued
   $1,000,000                West Virginia State Hospital Finance
                             Authority, Refunding Revenue Bonds, 5.00%
                             (West Virginia University Hospital, Inc.)/
                             (MBIA INS)/(Original Issue Yield: 5.55%),
                             6/1/2016                                            AAA                  $   986,006
    1,000,000                West Virginia State Hospital Finance
                             Authority, Revenue Bonds, 5.00% (Fairmont
                             General Hospital, Inc.), 11/1/2004                  BBB                    1,012,770
      500,000                West Virginia State Parkways Economic
                             Development & Tourism Authority, Revenue
                             Refunding Bonds, 4.80% (FGIC INS), 5/15/2000        AAA                      507,329
      500,000                West Virginia State University, Revenue
                             Refunding Bonds, 5.50% (AMBAC INS)/(Original
                             Issue Yield: 5.60%), 4/1/2001                       AAA                      518,122
      540,000                West Virginia State, 5.25%, 6/1/2000                AA                       540,526
      500,000                West Virginia State, GO UT, 5.50%, 6/1/2000         AA                       502,474
      100,000                West Virginia State, GO UT Bonds,
                             5.00%, 3/1/2000                                     AA                       101,593
      400,000                West Virginia State, GO UT Bonds, 5.25%
                             (Original Issue Yield: 5.60%), 3/1/1999             AA                       400,439
    1,000,000                West Virginia State, GO UT Bonds, 5.30%
                             (Original Issue Yield: 5.40%), 2/1/2000             AA                     1,019,476
      100,000                West Virginia State, GO UT Bonds, 6.00%
                             (Original Issue Yield: 6.05%), 6/1/2002             AA                       100,647
      195,000                West Virginia University Board of
                             Regents, Refunding Revenue Bonds, 6.00%
                             (MBIA INS)/(Original Issue Yield: 6.037%),
                             4/1/2004                                            AAA                      212,114
      85,000                 West Virginia University Board of
                             Regents, Revenue Bonds, 5.90% (MBIA INS),
                             4/1/2004                                            AAA                       90,582
      905,000                West Virginia University Board of Regents,
                             Revenue Bonds, 5.90%, 4/1/2004                      A+                       964,430
      250,000                West Virginia University Board of
                             Regents, Revenue Bonds, 7.25% (MBIA INS)/
                             (Original Issue Yield: 7.30%),  4/1/2004            AAA                      260,669
      250,000                West Virginia University Board of Regents,
                             Revenue Bonds, 7.25% (MBIA INS)/(Original
                             Issue Yield: 7.527%), 4/1/2014                      AAA                      255,790
      400,000                West Virginia University, Refunding
                             Bond (Series A), 4.85% (AMBAC INS)/(Original
                             Issue Yield: 4.95%),  5/1/2010                      AAA                      405,518

WesMark West Virginia Municipal Bond Fund

     Principal                                                                 Credit
      Amount                                                                   Rating*                   Value
------------------           -----------------------------------------------   -------                -----------
Long-Term Municipals--continued
                             West Virginia--continued
   $1,000,000                West Virginia University, Revenue Bonds
                             (Series B), 5.00% (West Virginia
                             University Project)/(AMBAC INS)/
                             (Original Issue Yield: 5.19%), 5/1/2015             AAA                  $   994,315
      100,000                West Virginia University, Revenue Bonds,
                             5.50% (AMBAC INS)/(Original Issue Yield:
                             5.55%), 4/1/2009                                    AAA                      106, 587
    2,070,000                West Virginia Various Fourty-Four
                             Municipalities, Series A, 5.00%, 8/1/2008           NR                     2,119,098
      225,000                West Virginia Water Development Authority,
                             Revenue Refunding Bonds, 5.30% (FSA INS),
                             11/1/2002                                           AAA                      235,329
      550,000                West Virginia Water Development
                             Authority, Revenue Refunding Bonds, 5.80%
                             (FSA INS)/(Original Issue Yield: 5.85%),
                             11/1/2012                                           AAA                      562,331
      110,000                West Virginia Water Development
                             Authority, Water Revenue Bonds, 6.625%,
                             11/1/1998                                            A                       110,673
      765,000                West Virginia Water Development
                             Authority, Water Revenue Bonds, 7.70%
                             (United States Treasury PRF)/(Original Issue
                             Yield: 7.822%), 11/1/2000 (@102)                     A                       840,300
      425,000                Wetzel County, WV Board of Education,
                             GO UT, 7.00% (MBIA INS)/(Original Issue
                             Yield: 7.15%), 5/1/2004                             AAA                      485,427
      500,000                Wheeling, WV Waterworks & Sewer
                             Systems, Revenue Refunding Bonds, 4.85%
                             (FGIC INS)/(Original Issue Yield: 4.90%),
                             6/1/2005                                            NR                       516,704
      500,000                Wheeling, WV Waterworks & Sewer Systems,
                             Revenue Refunding Bonds, 4.90% (FGIC INS)/
                             (Original Issue Yield: 5.00%), 6/1/2006             NR                       518,734
      370,000                Wheeling, WV Waterworks & Sewer Systems,
                             Series-C Revenue Bonds, 5.75% (United States
                             Treasury COL)/(FGIC INS), 6/1/1999                  AAA                      375,903
      300,000                Wheeling, WV Waterworks & Sewer Systems,
                             Series-C Revenue Bonds, 6.60% (FGIC INS)/
                             (United States Treasury PRF)/(Original Issue
                             Yield: 6.691%), 6/1/2002 (@100)                     AAA                      325,890
      100,000                Wheeling, WV, GO UT, 7.50%, 6/1/1999                NR                       102,932

WesMark West Virginia Municipal Bond Fund

      Principal
       Amount                                                                  Credit
      or Shares                                                                Rating*                   Value
------------------           -----------------------------------------------   -------                -----------
Long-Term Municipals--continued
                             West Virginia--continued
   $  125,000                Wheeling, WV, GO UT, 7.50%, 6/1/2000                     NR              $   132,718
      155,000                Wheeling, WV, GO UT, 7.50%, 6/1/2003                     NR                  175,847
      225,000                Wood County, WV Building Commission, Revenue
                             Refunding Bonds, 6.625% (St. Joseph Hospital,
                             Parkersburg)/(AMBAC INS), 1/1/2006                       AAA                 251,181
                               Total Long-Term Municipals (identified
                                 cost $63,431,225)                                                     65,040,187
Mutual Fund--2.6%
    1,717,576                Tax-Free Obligations Fund (at net asset value)                             1,717,576

                               Total Investments (identified cost
                                 $65,148,801)(a)                                                      $66,757,763

  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.
(a) The cost of investments for federal tax purposes amounts to $65,148,801. The net unrealized appreciation of investments on a federal tax basis amounts to $1,608,962 which is comprised of $1,621,998 appreciation and $13,036 depreciation at July 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($66,464,308) at July 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation BIG --Bond Investors Guaranty COL --Collateralized FGIC --Financial Guaranty Insurance Company FSA --Financial Security Assurance GO --General Obligation GTD --Guaranty HFA --Housing Finance Authority INS --Insured LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance PCR --Pollution Control Revenue PRF --Prerefunded UT --Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

WesMark West Virginia Municipal Bond Fund
Statement of Assets and Liabilities
July 31, 1998 (unaudited)
--------------------------------------------------------------------------------

Assets:
Total investments in securities, at value (identified and tax cost $65,148,801)                                        $66,757,763
Income receivable                                                                                                          982,237
Deferred organizational costs                                                                                                4,935
  Total assets                                                                                                          67,744,935
Liabilities:
Payable for investments purchased                                                                   $ 1,019,401
Income distribution payable                                                                             229,900
Accrued expenses                                                                                         31,326
  Total liabilities                                                                                                      1,280,627
Net Assets for 6,477,290 shares outstanding                                                                            $66,464,308
Net Assets Consist of:
Paid in capital                                                                                                        $64,821,090
Net unrealized appreciation of investments                                                                               1,608,962
Accumulated net realized gain on investments                                                                                34,256
 Total Net Assets                                                                                                      $66,464,308
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$66,464,308 divided by 6,477,290 shares outstanding                                                                         $10.26

(See Notes which are an integral part of the Financial Statements)

WesMark West Virginia Municipal Bond Fund
Statement of Operations
Six Months Ended July 31, 1998 (unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest                                                                                                               $ 1,628,544
Expenses:
Investment advisory fee                                                                             $   196,004
Administrative personnel and services fee                                                                47,688
Custodian fees                                                                                            6,774
Transfer and dividend disbursing agent fees and expenses                                                 21,632
Directors'/Trustees' fees                                                                                 1,401
Auditing fees                                                                                             6,716
Legal fees                                                                                                  327
Portfolio accounting fees                                                                                32,341
Share registration costs                                                                                 17,356
Printing and postage                                                                                      5,431
Insurance premiums                                                                                        1,401
Miscellaneous                                                                                             1,938
  Total expenses                                                                                        339,009
Waiver--
  Waiver of investment advisory fee                                                                     (98,002)
    Net expenses                                                                                                           241,007
      Net investment income                                                                                              1,387,537
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                                                                                            34,081
Net change in unrealized appreciation of investments                                                                      (282,120)
  Net realized and unrealized loss on investments                                                                         (248,039)
    Change in net assets resulting from operations                                                                     $ 1,139,498

(See Notes which are an integral part of the Financial Statements)

WesMark West Virginia Municipal Bond Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                       Six Months
                                                                                          Ended
                                                                                       (unaudited)       Period Ended
                                                                                      July 31, 1998    January 31, 1998*
                                                                                      -------------    -----------------
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                                  $ 1,387,537        $ 2,171,782
Net realized gain (loss) on investments ($34,081 and $48,886,
net gains, respectively, as computed for federal tax purposes)                              34,081             48,886
Net change in unrealized appreciation                                                     (282,120)         1,891,082
 Change in net assets resulting from operations                                          1,139,498          4,111,750
Distributions to Shareholders--
Distributions from net investment income                                                (1,387,537)        (2,171,782)
Distributions from net realized gains                                                       (4,446)           (44,265)
Change in net assets resulting from distributions to shareholders                       (1,391,983)        (2,216,047)
Share Transactions--
Proceeds from sale of shares                                                             5,283,537         70,272,209
Net asset value of shares issued to shareholders in payment of
distributions declared                                                                      92,583            185,660
Cost of shares redeemed                                                                 (5,040,083)        (5,972,816)
 Change in net assets resulting from share transactions                                    336,037         64,485,053
   Change in net assets                                                                     83,552         66,380,756
Net Assets:
Beginning of period                                                                     66,380,756                 --
End of period                                                                          $66,464,308        $66,380,756

* For the period from April 14, 1997 (date of initial public investment) to January 31, 1998.

(See Notes which are an integral part of the Financial Statements)

WesMark West Virginia Municipal Bond Fund
Financial Highlights
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                       Six Months
                                                                         Ended
                                                                       (unaudited)    Period Ended
                                                                        July 31,      January 31,
                                                                          1998          1998(a)
Net asset value, beginning of period                                     $ 10.30        $ 10.00
Income from investment operations
 Net investment income                                                      0.22           0.35
 Net realized and unrealized gain (loss) on investments                    (0.04)          0.31
 Total from investment operations                                           0.18           0.66
Less distributions
 Distributions from net investment income                                  (0.22)         (0.35)
 Distributions from net realized gain on investments                        0.00**        (0.01)
 Total distributions                                                       (0.22)         (0.36)
Net asset value, end of period                                           $ 10.26        $ 10.30
Total return(b)                                                             1.74%          6.64%
Ratios to average net assets
 Expenses                                                                 0.74%*         0.74%*
 Net investment income                                                    4.25%*         4.26%*
 Expense waiver/reimbursement(c)                                          0.30%*         0.30%*
Supplemental data
 Net assets, end of period (000 omitted)                                 $66,464        $66,381
 Portfolio turnover                                                           11%             6%

  * Computed on an annualized basis.
 ** Per share amounts less than $0.01.
(a) Reflects operations for the period from April 14, 1997 (date of initial public investment) to January 31, 1998.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

WesMark West Virginia Municipal Bond Fund
Notes to Financial Statements
July 31, 1998 (unaudited)
--------------------------------------------------------------------------------

1.  Organization

WesMark Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of WesMark West Virginia Municipal Bond Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income which is exempt from federal income tax and the income taxes imposed by the State of West Virginia.

On April 14, 1997, the Fund acquired a portfolio of a common trust fund managed by the Adviser. Theacquisition was accomplished by a tax-free exchange of 6,000,315 shares of the Fund valued at $60,003,151.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in thepreparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  Investment Valuations--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

  Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  Federal Taxes--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  When-Issued and Delayed Delivery Transactions--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.


WesMark West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------

  Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  Other--Investment transactions are accounted for on the trade date.

3.  Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                 Six Months Ended      Period Ended
                                                   July 31, 1998    January 31, 1998(a)
Shares sold                                           514,665            7,013,427
Shares issued to shareholders in
payment of distributions declared                       9,023               18,188
Shares redeemed                                      (490,391)            (587,622)
 Net change resulting from share transactions          33,297            6,443,993

(a) Reflects operations for the period from April 14, 1997 (date of initial public investment) to January 31, 1998.

4.  Investment Advisory Fee and Other Transactions with Affiliates

    Investment Advisory Fee--WesBanco Bank Wheeling, the Fund's investment adviser (the "Adviser" or "WesBanco"), receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

    Administrative Fee--Federated Services Company ("FServ") provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on the level of average aggregate net assets of the Trust for the period.

    Distribution Services Fee--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Edgewood Services, Inc., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund shares, annually, to compensate Edgewood Services, Inc. For the period ended July 31, 1998, the Fund did not incur a distribution services fee.


WesMark West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------

    Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with WesBanco, the Fund will pay WesBanco up to 0.25% of average daily net assets of the Fund for the period. The fee paid to WesBanco is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended July 31, 1998, the Fund did not incur a shareholder services fee.

    Transfer and Dividend Disbursing Agent Fees and Expenses--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

    Portfolio Accounting Fees--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

    Custodian Fees--WesBanco is the Fund's custodian. The fee is based on the market value of Fund securities held in custody plus certain securities transaction charges.

    Interfund Transactions--During the period ended July 31, 1998, the Fund engaged in purchase and sale transactions with mutual funds and/or common trust fund that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $9,991,234 and $9,227,546, respectively.

    Organizational Expenses--Organizational expenses of $6,169 were borne initially by the Administrator. The Fund has reimbursed the Administrator for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the period ended July 31, 1998, the Fund expensed $308 of organizational expenses.

    Other Affiliated Parties and Transactions--Pursuant to an exemptive order issued by the SEC, the Fund may invest in the Federated Tax-Free Obligations Fund. As of July 31, 1998, the Fund owned 0.05% of the outstanding shares of the Federated Tax-Free Obligations Fund, which is distributed by an affiliate of the Fund's distributor.

    General--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5.  Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the period ended July 31, 1998, were as follows:

Purchases                                          $7,375,206
Sales                                              $7,146,613


WesMark West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------

6.  Concentration of Credit Risk

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at July 31, 1998, 62% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 26% of total investments.

7.  Year 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees                           Officers
--------------------------------------------------------------------------------

John F. Donahue                    John F. Donahue
Thomas G. Bigley                    Chairman
John T. Conroy, Jr.                Edward C. Gonzales
Nicholas P. Constantakis            President and Treasurer
William J. Copeland                J. Christopher Donahue
James E. Dowd                       Executive Vice President
Lawrence D. Ellis, M.D.            John W. McGonigle
Edward L. Flaherty, Jr.             Executive Vice President and Secretary
Edward C. Gonzales                 Richard B. Fisher
Peter E. Madden                     Vice President
John E. Murray, Jr.                C. Christine Thomson
Wesley W. Posvar                    Vice President and Assistant Treasurer
Marjorie P. Smuts                  C. Todd Gibson
                                    Assistant Secretary




Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.


              [LOGO OF WESMARK WEST VIRGINIA MUNICIPAL BOND FUND]


                                           Semi-Annual Report
                                           Dated July 31, 1998








[LOGO]  FEDERATED INVESTORS                       [LOGO OF WESBANCO WHEELING]

                                                  Investment Adviser
                                                  A Subsidiary of WesBanco, Inc.
        Edgewood Services, Inc., Distributor

        Cusip 951025105
        G02160-07 (9/98)





[LOGO OF WESMARK GROWTH FUND]

            Growth
             Fund

                                          Semi-Annual Report
                                          July 31, 1998

                            [LOGO OF WESMARK FUNDS]

President's Message

Dear Shareholder:

I am pleased to present the second Semi-Annual Report to shareholders for WesMark Growth Fund. This report covers the six-month reporting period from February 1, 1998 through July 31, 1998. It gives you a complete picture of the fund's operations, which include a complete list of fund holdings and the financial statements.

WesMark Growth Fund is managed to help your money grow over time. To pursue that objective, the fund invests in a diversified portfolio of stocks selected for their long-term potential to provide above-average returns. At the end of the reporting period, the fund's holdings included such well-known companies as Deere & Co., Hewlett-Packard Co., Honeywell, Inc., Motorola, Inc., Mylan Laboratories, Inc., and Sears, Roebuck & Co.

During the first six months of its current fiscal year, the fund produced a total return of 4.94%.* Contributing to the total return were a share price increase of $0.31, income totaling $0.04, and capital gains totaling $0.22 per share. On the last day of the reporting period, the fund's assets reached $122 million.

Thank you for pursuing your longer-term financial goals through the WesMark Growth Fund.

Sincerely,

/s/ Edward C. Gonzales

Edward C. Gonzales
President
September 15, 1998


* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.




WesMark Growth Fund
Portfolio of Investments
July 31, 1998 (unaudited)

        Shares                                                                                                               Value
 Common Stocks--81.0%
                             Cable Television--1.0%
           25,000         (a)MediaOne Group, Inc.                                                                         $1,207,812
                             Computer Services--8.0%
           85,000            Electronic Data Systems Corp.                                                                 2,990,938
          155,000            First Data Corp.                                                                              4,485,312
           75,000            HBO & Co.                                                                                     2,210,156
                               Total                                                                                       9,686,406
                             Computer Software--1.2%
           30,000         (a)Network Associates, Inc.                                                                      1,430,625
                             Computers - Mini--2.7%
           60,000            Hewlett-Packard Co.                                                                           3,330,000
                             Diversified Operations--3.0%
           85,000            Allied-Signal, Inc.                                                                           3,697,500
                             Electronic Components--4.2%
           90,000         (a)EMC Corp. Mass                                                                                4,410,000
           50,000         (a)Silicon Valley Group, Inc.                                                                      696,875
                               Total                                                                                       5,106,875
                             Electronic Components - Semiconductor--7.0%
          110,000         (a)Adaptec, Inc.                                                                                 1,278,750
           20,000            Motorola, Inc.                                                                                1,045,000
          105,000            Texas Instruments, Inc.                                                                       6,227,813
                               Total                                                                                       8,551,563
                             Healthcare Services--4.0%
          120,000         (a)HEALTHSOUTH Corp.                                                                             3,015,000
           78,750         (a)Health Management Association, Class A                                                        1,850,625
                               Total                                                                                       4,865,625

WesMark Growth Fund

        Shares                                                                                                               Value
 Common Stocks--continued
                             Insurance Property & Casualty--0.6%
           10,000            Chubb Corp.                                                                                  $  733,750
                             Insurance-Life & Health--0.8%
           20,000            Reliastar Financial Corp.                                                                       992,500
                             Instruments - Control--2.7%
           40,000            Honeywell, Inc.                                                                               3,352,500
                             Machinery-Farm--3.1%
           95,000            Deere & Co.                                                                                   3,817,812
                             Medical Products & Supply--0.3%
           15,000            Mylan Laboratories, Inc.                                                                        407,812
                             Networking Products--4.7%
           60,000         (a)Cisco Systems, Inc.                                                                           5,745,000
                             Oil & Gas Equipment & Services--1.7%
           65,000            Williams Cos., Inc. (The)                                                                     2,084,063
                             Oil & Gas Drilling--2.1%
           65,000            Transocean Offshore, Inc.                                                                     2,563,437
                             Oil Comp-Exploration & Production--5.9%
          100,000            Burlington Resources, Inc.                                                                    3,625,000
          150,000            Enron Oil & Gas Co.                                                                           2,381,250
          141,000            Lomak Petroleum, Inc.                                                                         1,092,750
                               Total                                                                                       7,099,000
                             Oil Field Services--3.6%
          160,000         (a)Pride International, Inc.                                                                     1,900,000
           85,000            Tidewater, Inc.                                                                               2,465,000
                               Total                                                                                       4,365,000
                             Oil - Integrated--5.1%
          140,000            Phillips Petroleum Co.                                                                        6,186,250
                             Retail - Major Department Stores--1.2%
           30,000            Sears, Roebuck & Co.                                                                          1,522,500

WesMark Growth Fund

         Shares or
         Principal
           Amount                                                                                                           Value
 Common Stocks--continued
                             Retail - Miscellaneous--1.2%
           45,000         (a)Staples, Inc.                                                                                $1,479,375
                             Retail - Regional Department--0.6%
           25,000         (a)Proffitts, Inc.                                                                                 787,500
                             Telecommunications - Cellular--1.9%
           40,000         (a)Airtouch Communications, Inc.                                                                 2,352,500
                             Telecommunications Equipment--5.4%
          135,000            Scientific-Atlanta, Inc.                                                                      3,248,438
          120,000            Telefonaktiebolaget LM Ericsson, Class B, ADR                                                 3,322,500
                               Total                                                                                       6,570,938
                             Telecommunications Services--3.4%
          100,000            SBC Communications, Inc.                                                                      4,087,500
                             Textile Apparel--1.4%
           30,000         (a)Tommy Hilfiger Corp.                                                                          1,681,875
                             Transportation-Rail--4.2%
           50,000            Burlington Northern Santa Fe                                                                  5,146,875
                             Utility-Telephone--0.0%
              682            U.S. West, Inc.                                                                                  36,402
                               Total Common Stocks (identified cost $88,910,391)                                          98,888,995
(b) Commercial Paper--8.2%
                             Finance - Automotive--4.1%
        $5,000,000           Ford Motor Credit Co., 5.62%, 8/7/1998                                                        4,995,400
                             Finance - Commercial--4.1%
         5,000,000           General Electric Capital Corp., 5.63%, 8/6/1998                                               4,996,160
                               Total Commercial Paper (at amortized cost)                                                  9,991,560

WesMark Growth Fund

      Principal
        Amount
      or Shares                                                                                                             Value
(b) Government Agencies--11.0%
        $1,500,000            Federal Farm Credit Bank, Discount Note, 5.52%, 8/18/1998                                   $1,496,154
         1,700,000            Federal Farm Credit Bank, Discount Note, 5.53%, 8/28/1998                                    1,693,077
         4,000,000            Federal Home Loan Bank, Discount Note, 5.49%, 8/14/1998                                      3,992,214
         6,250,000            Federal Home Loan Bank, Discount Note, 5.50%, 9/18/1998                                      6,205,167
                                Total Government Agencies (at amortized cost)                                             13,386,612
Mutual Funds--0.4%
          481,089             U.S. Treasury Cash Reserves Fund (at net asset value)                                          481,089
                                Total Investments (identified cost $112,769,652)(c)                                    $ 122,748,256

 (a) Non-income producing security.
 (b) Each issue shows the rate of discount at the time of purchase. (c) The cost of investments for federal tax purposes amounts to $112,769,652.
     The net unrealized appreciation of investments on a federal tax basis amounts to $9,978,604 which is comprised of $19,713,689 appreciation and $9,735,085 depreciation at July 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($121,991,795) at July 31, 1998.

The following acronym is used throughout this portfolio:

ADR--American Depository Receipt

(See Notes which are an integral part of the Financial Statements)

WesMark Growth Fund
Statement of Assets and Liabilities
July 31, 1998 (unaudited)

  Assets:
Total investments in securities, at value (identified and tax cost $112,769,652)                                        $122,748,256
Income receivable                                                                                                            127,492
Deferred organizational costs                                                                                                 4,76 6
 Total assets                                                                                                            122,880,514
Liabilities:
Payable for investments purchased                                                          $  819,038
Accrued expenses                                                                               69,681
 Total liabilities                                                                                                           888,719
 Net Assets for 10,640,866 shares outstanding                                                                           $121,991,795
Net Assets Consist of:
Paid in capital                                                                                                         $101,959,823
Net unrealized appreciation of investments                                                                                 9,978,604
Accumulated net realized gain on investments                                                                               9,896,722
Undistributed net investment income                                                                                          156,646
 Total Net Assets                                                                                                       $121,991,795
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$121,991,795 / 10,640,866 shares outstanding                                                                                  $11.46

(See Notes which are an integral part of the Financial Statements)

WesMark Growth Fund
Statement of Operations
Six Months Ended July 31, 1998 (unaudited )

Investment Income:
Dividends                                                                                                              $   497,153
Interest                                                                                                                   662,513
 Total income                                                                                                            1,159,666
Expenses:
Investment advisory fee                                                    $473,747
Administrative personnel and services fee                                    92,168
Custodian fees                                                               11,999
Transfer and dividend disbursing agent fees and expenses                     24,749
Directors'/Trustees' fees                                                     1,686
Auditing fees                                                                 7,890
Legal fees                                                                    1,160
Portfolio accounting fees                                                    24,538
Share registration costs                                                     13,805
Printing and postage                                                          6,526
Insurance premiums                                                            1,686
Miscellaneous                                                                 2,844
 Total expenses                                                             662,798
   Net investment income                                                                                                    496,868
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                                                                                          9,896,998
Net change in unrealized appreciation of investments                                                                     (4,773,900)
 Net realized and  unrealized gain on investments                                                                         5,123,098
   Change in net assets resulting from operations                                                                      $  5,619,966

(See Notes which are an integral part of the Financial Statements)

WesMark Growth Fund
Statement of Changes in Net Assets

                                                                   Six Months
                                                                      Ended
                                                                   (unaudited)                                        Period Ended
                                                                  July 31, 1998                                    January 31, 1998*
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                              $    496,868                                      $     826,665
Net realized gain on investments ($9,896,998 and $7,637,919,
respectively, as computed for federal tax purposes)                   9,896,998                                          7,637,919
Net change in unrealized appreciation/depreciation                   (4,773,900)                                        14,752,504
 Change in net assets resulting from operations                       5,619,966                                         23,217,088
Distributions to Shareholders--
Distributions from net investment income                               (407,213)                                         (759,674)
Distributions from net realized gains                                (2,256,264)                                       (5,381,931)
 Change in net assets  resulting from
  distributions to shareholders                                      (2,663,477)                                       (6,141,605)
Share Transactions--
Proceeds from sale of shares                                          9,557,554                                         97,496,587
Net asset value of shares issued to shareholders in payment of
distributions declared                                                2,291,402                                         5,383,211
Cost of shares redeemed                                              (6,955,784)                                       (5,913,147)
 Change in net assets  resulting from share transactions              4,893,172                                        96,966,651
   Change in net assets                                               7,849,661                                       114,042,134
Net Assets:
Beginning of period                                                 114,142,134                                           100,000
End of period (including undistributed net investment
income of $156,646 and $66,991, respectively)                      $121,991,795                                      $114,142,134

* For the period from April 14, 1997 (date of initial public investment) to January 31, 1998.

(See Notes which are an integral part of the Financial Statements)


WesMark Growth Fund
Financial Highlights
(For a share outstanding throughout each period)

                                                                            Six Months
                                                                              Ended
                                                                            (unaudited)                      Period Ended
                                                                             July 31,                         January 31,
                                                                               1998                             1998(a)
Net asset value, beginning of period                                           $  11.15                        $  10.00
Income from investment operations
 Net investment income                                                             0.05                            0.09
 Net realized and unrealized gain (loss) on investments                            0.52                            1.71
 Total from investment operations                                                  0.57                            1.80
Less distributions
 Distributions from net investment income                                         (0.04)                          (0.08)
 Distributions from net realized gain on investments                              (0.22)                          (0.57)
 Total distributions                                                              (0.26)                          (0.65)
Net asset value, end of period                                                 $  11.46                        $  11.15
Total return(b)                                                                    4.94%                          18.24%
Ratios to average net assets
 Expenses                                                                          1.05%*                          1.14%*
 Net investment income                                                             0.79%*                          0.99%*
 Expense waiver/reimbursement(c)                                                     --                            0.00%*
Supplemental data
 Net assets, end of period (000 omitted)                                       $121,992                        $114,142
 Average commission rate paid(d)                                               $ 0.0493                        $ 0.0148
 Portfolio turnover                                                                  25%                             58%

 *  Computed on an annualized basis.
(a) Reflects operations for the period from April 14, 1997 (date of initial public investment) to January 31, 1998.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

WesMark Growth Fund
Notes to Financial Statements
July 31, 1998 (unaudited)

l.  Organization

WesMark Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of WesMark Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is appreciation of capital. The Fund invests primarily in equity securities of companies with prospects for above-average growth in earnings and dividends.

On April 14, 1997, the Fund acquired two portfolios of common trust funds managed by the Adviser. The acquisition was a tax-free exchange 8,455,654 shares of the Fund valued at $84,556,539.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

   Investment Valuations--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

   Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

   Federal Taxes--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   When-Issued and Delayed Delivery Transactions--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   Other--Investment transactions are accounted for on the trade date.

3.  Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                 Six Months Ended      Period Ended
                                                   July 31, 1998    January 31, 1998(a)
Shares sold                                               784,773         10,251,699
Shares issued to shareholders in
payment of distributions declared                         189,981            495,313
Shares redeemed                                          (569,445)          (521,455)
 Net change resulting from share transactions             405,309         10,225,557

(a) Reflects operations for period from April 14, 1997 (date of public investment) to January 31, 1998.

4.  Investment Advisory Fee and Other Transactions with Affiliates

   Investment Advisory Fee--WesBanco Bank Wheeling, the Fund's investment adviser (the "Adviser" or "WesBanco"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets.

   Administrative Fee--Federated Services Company ("FServ") provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on the level of average aggregate net assets of the Trust for the period.

   Distribution Services Fee--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Edgewood Services, Inc., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate Edgewood Services, Inc. For the period ended July 31, 1998, the Fund did not incur a distribution services fee.

   Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with WesBanco, the Fund will pay WesBanco up to 0.25% of average daily net assets of the Fund for the period. The fee paid to WesBanco is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended July 31, 1998, the Fund did not incur a shareholder services fee.

   Transfer and Dividend Disbursing Agent Fees and Expenses--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   Portfolio Accounting Fees--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   Interfund Transactions--During the period ended July 31, 1998, the Fund engaged in purchase and sale transactions with mutual funds and/or common trust fund that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $26,720,238 and $27,153,113, respectively.

   Custodian Fees--WesBanco is the Fund's custodian. The fee is based on the market value of Fund securities held in custody plus certain securities transactions charges.

   Organizational Expenses--Organizational expenses of $5,607 were borne initially by the administrator. The Fund has reimbursed the administrator for these expenses. These expenses have been deferred and are being amortized over the five year period following the Fund's effective date.

   Other Affiliated Parties and Transactions--Pursuant to an exemptive order issued by the SEC, the Fund may invest in the U.S. Treasury Cash Reserves Fund, which is distributed by an affiliate of the Fund's distributor. As of July 31, 1998, the Fund owned 0.02% of outstanding shares of U.S. Treasury Cash Reserves Fund.

   General--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5.  Year 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

6.  Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the period ended July 31, 1998, were as follows:

Purchases                                              $27,481,426
Sales                                                  $26,383,997

Trustees                        Officers

John F. Donahue                 John F. Donahue
Thomas G. Bigley                  Chairman
John T. Conroy, Jr.             Edward C. Gonzales
Nicholas P. Constantakis          President and Treasurer
William J. Copeland             J. Christopher Donahue
James E. Dowd                     Executive Vice President
Lawrence D. Ellis, M.D.         John W. McGonigle
Edward L. Flaherty, Jr.           Executive Vice President and Secretary
Edward C. Gonzales              Richard B. Fisher
Peter E. Madden                   Vice President
John E. Murray, Jr.             C. Christine Thomson
Wesley W. Posvar                  Vice President and Assistant Treasurer
Marjorie P. Smuts               C. Todd Gibson
                                  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.


                         [LOGO OF WESMARK GROWTH FUND]


                              Semi-Annual Report
                              Dated July 31, 1998



[Logo]  FEDERATED INVESTORS

        Edgewood Services, Inc., Distributor

        Cusip 951025204
        G02160-08 (9/98)
                                              [LOGO OF WESBANCO WHEELING]

                                              Investment Adviser
                                              A Subsidiary of WesBanco, Inc.







[LOGO OF WESMARK BALANCED FUND]

Balanced
Fund

Semi-Annual Report
July 31, 1998


[LOGO OF WESMARK FUNDS]


PRESIDENT'S MESSAGE
-------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the first Semi-Annual Report to shareholders for WesMark Balanced Fund. This report covers the period from April 20, 1998--the date of initial public investment--to July 31, 1998. It gives you a complete picture of the fund's operations, which include a complete list of holdings and the financial statements.

WesMark Balanced Fund is managed to pursue capital appreciation and income by investing in a diversified portfolio of stocks and bonds. At the end of the period, the fund's $55 million portfolio was invested primarily in high-quality common and preferred stocks (46.7%) and U.S. Treasury notes and bonds, U.S. government agency bonds, and investment-grade corporate bonds (47.3%).

During the limited period of operation covered by this report, the fund paid monthly income dividends totaling $0.09 per share. Due to market conditions that impacted the value of the fund's portfolio, the net asset value decreased from $10.00 to $9.68--and accounted for the fund's (2.28%) total return.* Short-term volatility is a natural consequence of investing in stocks and bonds. While, over the long term, these key financial markets have historically provided investors with highly positive returns, the fund's initial period of operation coincided with a volatile stock market.

Thank you for selecting WesMark Balanced Fund to participate in the growth and income potential of stocks and bonds. We look forward to keeping you up-to-date on the fund's progress.

Sincerely,

[LOGO]

Edward C. Gonzales
President
September 15, 1998

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


WesMark Balanced Fund
Portfolio of Investments
July 31, 1998 (unaudited)





Shares                                                         Value
Common Stocks--43.6%
         Computer Services--0.6%
  10,000 Electronic Data Systems Corp.                      $  351,875
         Diversified Operations--5.5%
  30,000 Allied-Signal, Inc.                                 1,305,000
  20,000 General Electric Co.                                1,786,250
           Total                                             3,091,250
         Drugs & Healthcare--3.3%
  15,000 Merck & Co., Inc.                                   1,849,687
         Electronic Components-Semiconductor--3.2%
  30,000 Texas Instruments, Inc.                             1,779,375
         Insurance Property & Casualty--2.0%
  15,000 Chubb Corp.                                         1,100,625
         Instruments-Control--1.5%
  10,000 Honeywell, Inc.                                       838,125
         Machinery-Farm--2.5%
  35,000 Deere & Co.                                         1,406,562
         Oil & Gas Equipment & Services--1.7%
  30,000 Williams Cos., Inc. (The)                             961,875
         Oil Comp-Exploration & Production--1.3%
  20,000 Burlington Resources, Inc.                            725,000
         Oil Field Services--1.6%
  30,000 Tidewater, Inc.                                       870,000
         Oil-Integrated--6.5%
  20,000 Amoco Corp.                                           835,000
   8,000 Atlantic Richfield Co.                                542,000
  50,000 Phillips Petroleum Co.                              2,209,375
           Total                                             3,586,375
         Retail-Major Department Stores--0.9%
  10,000 Sears, Roebuck & Co.                               $  507,500
         Telecommunication Services--0.7%
  10,000 SBC Communications, Inc.                              408,750
         Telecommunications Equipment--1.7%
  10,000 Lucent Technologies, Inc.                             924,375
         Transportation-Rail--0.9%
   5,000 Burlington Northern Santa Fe                          514,687
         Utility-Electric Power--6.7%
   5,000 Central & SouthWest Corp.                             127,187
  55,000 DPL, Inc.                                             938,438
  15,666 Duke Energy Corp.                                     894,920
  25,000 GPU, Inc.                                             893,750
  30,000 SCANA Corp.                                           864,375
           Total                                             3,718,670
         Utility-Telephone--2.0%
  20,000 GTE Corp.                                           1,087,500
         Utlility-Gas Distribution--1.0%
  30,000 AGL Resources, Inc.                                   564,375
           Total Common Stocks (identified cost
           $18,175,364)                                     24,286,606
Preferred Stocks--3.1%
         Finance--1.8%
  15,000 Merrill Lynch Capital Trust III, Pfd.                 374,063
  25,000 Merrill Lynch Capital Trust IV, Pfd.                  629,688
           Total                                             1,003,751
         Telecommunications-Cellular--0.7%
   5,000 Airtouch Communications, Inc., Conv. Pfd.,
         Series C, $2.13                                       419,375
         Utilities--0.6%
   7,000 MCN Energy Corp., PRIDES, $8.00                       315,875
         Total Preferred Stocks (identified cost
          $1,636,719)                                        1,739,001



Shares or
Principal
  Amount                                                        Value

Corporate Bonds--0.6%
 $250,000 Rite Aid Corp., 5.25%, 9/15/2002
          (identified cost $291,875)                         $  323,125
Government Agencies--23.1%
          Federal Farm Credit Bank--5.1%
  700,000 6.48%, 4/26/2001                                      713,798
2,000,000 7.10%, 11/12/2002                                   2,099,228
            Total                                             2,813,026
          Federal Home Loan Bank--9.1%
1,000,000 6.67%, 5/10/2001                                    1,025,544
2,000,000 6.865%, 10/23/2007                                  2,021,298
2,000,000 7.105%, 5/6/2002                                    2,020,586
            Total                                             5,067,428
          Federal Home Loan Mortgage Corporation--5.3%
1,938,618 6.50%, 3/1/2013                                     1,954,107
1,000,000 6.846%, 10/10/2007                                  1,013,442
            Total                                             2,967,549
          Federal National Mortgage Association--3.6%
2,000,000 6.59%, 5/21/2008                                    2,016,778
            Total Government Agencies (identified cost
            $12,742,884)                                     12,864,781
U.S. Treasury Obligations--23.6%
            U.S. Treasury Bond--3.8%
2,000,000   7.50%, 5/15/2002                                  2,130,626
            U.S. Treasury Notes--19.8%
1,500,000   6.00%, 8/15/1999                                  1,507,970
2,000,000   6.875%, 5/15/2006                                 2,160,002
1,000,000   7.125%, 10/15/1998                                1,004,063
2,000,000   7.25%, 8/15/2004                                  2,171,876
1,000,000   7.50%, 11/15/2001                                 1,058,126
1,000,000   8.50%, 11/15/2000                                 1,063,751



Principal
 Amount
or Shares                                                       Value
U.S. Treasury Obligations--continued
            U.S. Treasury Notes--continued
$2,000,000  8.50%, 2/15/2000                                $  2,087,502
              Total                                           11,053,290
              Total U.S. Treasury Obligations (identified
              cost $12,617,138)                               13,183,916
Commercial Paper--3.6%
 2,000,000    (a)Ford Motor Credit Co., 5.62%, 8/7/1998 (at amortized cost)
              1,998,160
Mutual Fund--1.6%
   865,293    U.S. Treasury Cash Reserves Fund
              (at net asset value)                               865,293
              Total Investments (identified cost
              $48,327,433)(b)                                $55,260,882

 (a) Discount rate at time of purchase.
 (b) The cost of investments for federal tax purposes amounts to $48,327,433. The net unrealized appreciation of investments on a federal tax basis amounts to $6,933,449 which is comprised of $7,514,531 appreciation and $581,082 depreciation at July 31,1998.

Note: The categories of investments are shown as a percentage of net assets
      ($55,753,353) at July 31, 1998.

The following acronym is used throughout this portfolio:

PRIDES--Preferred Redeemable Increased Dividend Equity Securities

(See Notes which are an integral part of the Financial Statements)


WesMark Balanced Fund
Statement of Assets and Liabilities
July 31, 1998 (unaudited)

Assets:
Total investments in securities, at value (identified and tax cost $48,327,433)   $ 55,260,882
Cash                                                                                     1,500
Income receivable                                                                      525,984
 Total assets                                                                       55,788,366
Liabilities:
Accrued expenses                                                                        35,013
Net Assets for 5,760,516 shares outstanding                                       $ 55,753,353
Net Assets Consist of:
Paid in capital                                                                   $ 48,059,444
Net unrealized appreciation of investments                                           6,933,449
Accumulated net realized gain on investments                                           718,248
Undistributed net investment income                                                     42,212
 Total Net Assets                                                                 $ 55,753,353
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$55,753,353 5,760,516 shares outstanding                                        $9.68


(See Notes which are an integral part of the Financial Statements)


WesMark Balanced Fund
Statement of Operations
Period Ended July 31, 1998 (a) (unaudited)

Investment Income:
Dividends                                                                    $  184,034
Interest                                                                        567,405
 Total income                                                                   751,439
Expenses:
Investment advisory fee                                     $  116,009
Administrative personnel and services fee                       22,096
Custodian fees                                                   5,327
Transfer and dividend disbursing agent fees and expenses        12,374
Directors'/Trustees' fees                                        2,939
Auditing fees                                                    6,187
Legal fees                                                       2,630
Portfolio accounting fees                                       18,902
Share registration costs                                        13,302
Printing and postage                                             5,259
Insurance premiums                                               1,547
Miscellaneous                                                    1,702
 Total expenses                                                208,274
Waivers --
 Waiver of investment advisory fee                             (23,202)
   Net expenses                                                                 185,072
      Net investment income                                                     566,367
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                                               718,248
Net change in unrealized appreciation of investments                         6,933,449
 Net realized and unrealized gain on investments                             7,651,697
   Change in net assets resulting from operations                           $8,218,064

  (a) For the period from April 20, 1998 (date of initial public investment) to July 31, 1998.
(See Notes which are an integral part of the Financial Statements)


WesMark Balanced Fund
Statement of Changes in Net Assets


                                                                                         Period Ended
                                                                                          (unaudited)
                                                                                        July 31, 1998(a)
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                                      $   566,367
Net realized gain (loss) on investments ($718,248 as computed for federal
tax purposes)                                                                                  718,248
Net change in unrealized appreciation/depreciation                                           6,933,449
 Change in net assets resulting from operations                                              8,218,064
Distributions to Shareholders--
Distributions from net investment income                                                      (524,155)
Share Transactions--
Proceeds from sale of shares                                                                49,550,718
Net asset value of shares issued to shareholders in payment of distributions declared           11,133
Cost of shares redeemed                                                                     (1,502,407)
 Change in net assets resulting from share transactions                                     48,059,444
   Change in net assets                                                                     55,753,353
Net Assets:
Beginning of period                                                                                 --
End of period (including undistributed net investment income of $42,212)                   $55,753,353

(a) For the period from April 20, 1998 (date of initial public investment) to July 31, 1998.

(See Notes which are an integral part of the Financial Statements)



WesMark Balanced Fund
Financial Highlights
(For a share outstanding throughout the period)

                                                            Period Ended
                                   (unaudited)
                                    July 31,
                                                               1998(a)
Net asset value, beginning of period                            $ 10.00
Income from investment operations
 Net investment income                                             0.10
 Net realized and unrealized gain (loss) on investments           (0.33)
 Total from investment operations                                 (0.23)
Less distributions
 Distributions from net investment income                         (0.09)
Net asset value, end of period                                  $  9.68
Total return (b)                                                  (2.28%)
Ratios to average net assets
Expenses                                                           1.20%*
 Net investment income                                             3.66%*
 Expense waiver/reimbursement (c)                                  0.15%*
Supplemental data
 Net assets, end of period (000 omitted)                        $55,753
 Average commission rate paid (d)                               $0.0566
 Portfolio turnover                                                   0%

 * Computed on an annualized basis.
 (a) Reflects operations for the period from April 20, 1998 (date of initial public investment) to July 31, 1998.
 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


WesMark Balanced Fund
Notes to Financial Statements
July 31, 1998 (unaudited)

1.   Organization

WesMark Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of WesMark Balanced Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide capital appreciation and income.

On April 20, 1998, the Fund acquired a portfolio of a common trust fund managed by the Adviser. The acquisition was accomplished by a tax-free exchange of 5,366,055 shares of the Fund valued at $53,660,556.

2.   Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

 Investment Valuation-- U.S. government securities, listed corporate bonds, and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

 Investment Income, Expenses and Distributions-- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

 Federal Taxes-- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

 When-Issued and Delayed Delivery Transactions-- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.


 Use of Estimates-- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

 Other-- Investment transactions are accounted for on the trade date.

3.   Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).


Transactions in shares were as follows:

                                                                       Period Ended
                                                                      July 31, 1998(a)
Shares sold                                                                5,911,551
Shares issued to shareholders in payment of distributions declared             1,130
Shares redeemed                                                             (152,165)
 Net change resulting from share transactions                              5,760,516


(a) Reflects operations for the period from April 20, 1998 (date of initial public investment) to July 31, 1998.

4.  Investment Advisory Fee and Other Transactions with Affiliates

    Investment Advisory Fee-- WesBanco Bank Wheeling, the Fund's investment adviser (the "Adviser" or "WesBanco"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

    Administrative Fee--Federated Services Company ("FServ") provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on the level of average aggregate net assets of the Trust for the period.

    Distribution Services Fee--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Edgewood Services, Inc., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate Edgewood Services, Inc. For the period ended July 31, 1998, the Fund did not incur a distribution services fee.

    Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with WesBanco, the Fund will pay WesBanco up to 0.25% of average daily net assets of the Fund for the period. The fee paid to WesBanco is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended July 31, 1998, the Fund did not incur a shareholder services fee.

    Transfer and Dividend Disbursing Agent Fees and Expenses--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

    Portfolio Accounting Fees--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

    Custodian Fees--WesBanco is the Fund's custodian. The fee is based on the market value of Fund securities held in custody plus certain securities transaction charges.

    Interfund Transactions--During the period ended July 31, 1998, the Fund engaged in purchase and sale transactions with mutual funds and/or common trust fund that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $54,153,503 and $14,468,093, respectively. $38,797,069 of the purchase transactions were attributable to a conversion of the assets of a common trust fund into the Fund.

    Other Affiliated Parties and Transactions--Pursuant to an exemptive order issued by the SEC, the Fund may invest in the Federated U.S. Treasury Cash Reserves Fund. As of July 31, 1998, the Fund owned 0.04% of the outstanding shares of the Federated U.S. Treasury Cash Reserves Fund, which is distributed by an affiliate of the Fund's distributor.

    General--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5.  Year 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

6.  Investment Transactions

Purchases and sales of investments, excluding short-term and conversion securities, for the period ended July 31, 1998, were as follows:

Purchases                                            $11,162,871
Sales                                                $    34,554



Trustees                           Officers

John F. Donahue                    John F. Donahue
Thomas G. Bigley                    Chairman
John T. Conroy, Jr.                Edward C. Gonzales
Nicholas P. Constantakis            President and Treasurer
William J. Copeland                J. Christopher Donahue
James E. Dowd                       Executive Vice President
Lawrence D. Ellis, M.D.            John W. McGonigle
Edward L. Flaherty, Jr.             Executive Vice President and Secretary
Edward C. Gonzales                 Richard B. Fisher
Peter E. Madden                     Vice President
John E. Murray, Jr.                C. Christine Thomson
Wesley W. Posvar                    Vice President and Assistant Treasurer
Marjorie P. Smuts                  C. Todd Gibson
                                    Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


[LOGO OF WESMARK BALANCED FUND]


Semi-Annual Report
Dated July 31, 1998


[LOGO]  FEDERATED INVESTORS         [LOGO OF WESBANCO WHEELING]
Edgewood Services, Inc. Distributor       Investment Adviser
                                    A Subsidiary of WesBanco, Inc.


Cusip 951025303
G02160-10 (9/98)









                           [WESMARK BOND FUND LOGO]






                                  Bond Fund
                              Semi-Annual Report
                                 July 31, 1998








[WESMARK FUNDS LOGO]




PRESIDENT'S MESSAGE
-------------------------------------------------------------------------------


Dear Shareholder:

I am pleased to present the first Semi-Annual Report to shareholders for WesMark Bond Fund. This report covers the period from April 20, 1998--the date of initial public investment--to July 31, 1998. It gives you a complete picture of the fund's operations, which include a complete list of fund holdings and the financial statements.

WesMark Bond Fund is managed to help your money earn a high level of current income by investingina diversified portfolio of high-quality bonds. At the end of the period, the fund's $104 million portfolio was invested primarily in government agency bonds (90.1%) and investment-grade corporatebonds (6.8%).

During the initial period of operation covered by this report, the fund's monthly income dividends totaled $0.15 per share. Its net asset value increased $0.02. The income and net asset value increase resulted in a 1.75% total return.*

Thank you for selecting WesMark Bond Fund to help your money earn income through a diversified, professionally managed portfolio of high-quality bonds.

Sincerely,

/s/ Edward C. Gonzales

Edward C. Gonzales
President
September 15, 1998

*Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


WesMark Bond Fund
Portfolio of Investments
July 31, 1998 (unaudited)
--------------------------------------------------------------------------------

      Principal
       Amount                                                                                                               Value
---------------------        --------------------------------------------------------------------------------------      -----------
Corporate Bonds--6.8%
                             Basic Materials--1.0%
      $1,000,000             Worthington Industries, Inc., 7.125%, 5/15/2006                                             $ 1,047,806
                             Finance--1.7%
      750,000                Merrill Lynch & Co., Inc., Note, 7.00%, 1/15/2007                                               787,440
      1,000,000              National City Corp., Sub. Note, 6.625%, 3/1/2004                                              1,026,960
                               Total                                                                                       1,814,400
                             Finance - Automotive--1.5%
      500,000                Ford Motor Credit Corp., Note, 8.375%, 1/15/2000                                                516,027
      1,000,000              General Motors Acceptance Corp., Note, 7.00%, 3/1/2000                                        1,013,923
                               Total                                                                                       1,529,950
                             Instruments-Control--1.0%
      1,000,000              Honeywell, Inc., 7.00%, 3/15/2007                                                             1,052,241
                             Oil--0.6%
      500,000                Union Oil of California, 9.125%, 2/15/2006                                                      583,714
                             Retail--1.0%
      1,000,000              Penney (J.C.) Co., Inc., Note, 7.60%, 4/1/2007                                                1,081,643
                               Total Corporate Bonds (identified cost $6,761,503)                                          7,109,754
Government Agencies--89.4%
                             Federal Farm Credit Bank--4.8%
      5,000,000              6.46%, 4/2/2008                                                                               5,004,640
                          (a)Federal Farm Credit Bank, Discount Note--8.6%
      4,000,000              5.51%, 8/11/1998                                                                              3,993,978
      5,000,000              5.51%, 8/25/1998                                                                              4,981,967
                               Total                                                                                       8,975,945
                             Federal Home Loan Bank--19.5%
      5,820,000              5.855%, 2/26/1999                                                                             5,825,290
      2,000,000              5.97%, 12/15/2005                                                                             2,022,428
      2,000,000              6.39%, 7/5/2005                                                                               2,073,994
      3,000,000              6.865%, 10/23/2007                                                                            3,031,947
      1,450,000              7.26%, 10/30/2002                                                                             1,460,981
      1,570,000              7.46%, 9/9/2004                                                                               1,704,602
      2,000,000              7.555%, 2/27/2002                                                                             2,119,232
      2,000,000              7.87%, 10/20/2004                                                                             2,216,458
                               Total                                                                                      20,454,932
                             Federal Home Loan Mortgage Corporation--35.3%
      3,000,000              6.39%, 7/2/2003                                                                               2,989,791
      3,877,236              6.50%, 3/1/2013                                                                               3,908,215
      4,874,564              6.50%, 3/1/2013                                                                               4,913,512
      4,917,009              6.50%, 5/1/2013                                                                               4,956,296
      4,000,000              6.69%, 4/23/2008                                                                              3,982,312
      4,000,000              6.846%, 10/10/2007                                                                            4,053,768
      3,200,931              7.00%, 7/1/2011                                                                               3,266,487
      2,252,246              7.00%, 11/1/2011                                                                              2,298,372
      1,577,287              7.00%, 11/1/2011                                                                              1,609,590
      751,269                7.00%, 1/1/2012                                                                                 766,654
      4,124,452              7.00%, 3/1/2018                                                                               4,203,642
                               Total                                                                                      36,948,639
                             Federal National Mortgage Association--21.2%
      5,000,000              6.37%, 3/3/2005                                                                               4,994,880
      2,000,000              6.45%, 2/14/2002                                                                              1,981,574
      2,969,501              6.50%, 5/1/2018                                                                               2,977,252
      2,000,000              6.54%, 10/3/2005                                                                              2,088,372
      2,000,000              6.59%, 5/21/2008                                                                              2,016,778
      3,000,000              6.70%, 5/28/2008                                                                              2,998,377
      1,000,000              6.85%, 4/5/2004                                                                               1,051,616
                             Federal National Mortgage Association--continued
      1,000,000              7.00%, 9/24/2007                                                                              1,012,324
      1,958,425              7.00%, 2/1/2018                                                                               1,994,813
      1,000,000              7.55%, 6/10/2004                                                                              1,014,998
                               Total                                                                                      22,130,984
                               Total Government Agencies (identified cost $92,460,406)                                    93,515,140
Preferred Stocks--2.3%
                             Finance--2.3%
      50,000                 ML Preferred Capital Trust III, Pfd.                                                          1,246,875
      25,000                 Merrill Lynch Capital Trust IV, Pfd.                                                            629,687
      20,500                 Reliastar Financing I, Pfd.                                                                     522,750
                               Total Preferred Stocks (identified cost $2,389,038)                                         2,399,312
Mutual Funds--0.7%
      773,878                Federated Prime Obligations Fund (at net asset value)                                           773,878
                               Total Investments (identified cost $102,384,825)(b)                                      $103,798,084

(a) Each issue shows the rate of discount at the time of purchase. (b) The cost of investments for federal tax purposes amounts to $102,384,825.
    The net unrealized appreciation of investments on a federal tax basis amounts to $1,413,259 which is comprised of $1,430,027 appreciation and $16,768 depreciation at July 31, 1998.
Note: The categories of investments are shown as a percentage of net assets ($104,638,499) at July 31, 1998.

(See Notes which are an integral part of the Financial Statements)




WesMark Bond Fund
Statement of Assets and Liabilities
July 31, 1998 (unaudited)
-------------------------------------------------------------------------------

Assets:
Total investments in securities, at value (identified and tax cost
  $102,384,825)                                                                     $103,798,084
Income receivable                                                                      1,367,949
  Total assets                                                                       105,166,033
Liabilities:
Income distribution payable                                         $    487,389
Accrued expenses                                                          40,145
  Total liabilities                                                                      527,534
  Net Assets for 10,446,748 shares outstanding                                      $104,638,499
Net Assets Consist of:
Paid in capital                                                                     $103,163,011
Net unrealized appreciation of investments                                             1,413,259
Accumulated net realized gain on investments                                              62,229
  Total Net Assets                                                                  $104,638,499
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$104,638,499 ^ 10,446,748 shares outstanding                                              $10.02

(See Notes which are an integral part of the Financial Statements)


WesMark Bond Fund
Statement of Operations
Period Ended July 31, 1998 (unaudited)(a)
-------------------------------------------------------------------------------

Investment Income:
Dividends                                                   $   32,381
Interest                                                     1,773,230
  Total income                                               1,805,611
Expenses:
Investment advisory fee                        $  167,487
Administrative personnel and services fee          39,877
Custodian fees                                      6,700
Transfer and dividend disbursing agent fees
  and expenses                                     12,003
Directors'/Trustees' fees                           2,791
Auditing fees                                       5,862
Legal fees                                          2,512
Portfolio accounting fees                          20,098
Share registration costs                           18,144
Printing and postage                                5,304
Insurance premiums                                  1,675
Miscellaneous                                       1,675
 Total expenses                                   284,128
Waivers --
 Waiver of investment advisory fee                (27,914)
   Net expenses                                                256,214
     Net investment income                                   1,549,397
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                                62,229
Net change in unrealized appreciation of investments         1,413,259
 Net realized and unrealized gain on investments             1,475,488
   Change in net assets resulting from operations           $3,024,885

(a) For the period from April 20, 1998 (date of initial public investment) to July 31, 1998.


(See Notes which are an integral part of the Financial Statements)



WesMark Bond Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                         Period Ended
                                                                                          (unaudited)
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                                     $  1,549,397
Net realized gain on investments ($62,229 as computed for federal tax purposes)                 62,229
Net change in unrealized appreciation/depreciation                                           1,413,259
 Change in net assets resulting from operations                                              3,024,885
Distributions to Shareholders--
Distributions from net investment income                                                    (1,549,397)
Share Transactions--
Proceeds from sale of shares                                                               105,746,346
Net asset value of shares issued to shareholders in payment of distributions declared          206,981
Cost of shares redeemed                                                                     (2,790,316)
 Change in net assets resulting from share transactions                                    103,163,011
   Change in net assets                                                                    104,638,499
Net Assets:
Beginning of period                                                                                ---
End of period                                                                             $104,638,499

* For the period from April 20, 1998 (date of initial public investment) to July 31, 1998.


(See Notes which are an integral part of the Financial Statements)






WesMark Bond Fund
Financial Highlights
--------------------------------------------------------------------------------

(For a share outstanding throughout the period)

                                                      Period Ended
                                                       (unaudited)
                                                         July 31,
                                                         1998(a)
Net asset value, beginning of period                    $  10.00
Income from investment operations
 Net investment income                                      0.15
 Net realized and unrealized gain on investments            0.02
 Total from investment operations                           0.17
Less distributions
 Distributions from net investment income                  (0.15)
Net asset value, end of period                          $  10.02
Total return (b)                                            1.75%
Ratios to average net assets
 Expenses                                                 0.92%*
 Net investment income                                    5.55%*
 Expense waiver/reimbursement (c)                         0.10%*
Supplemental data
 Net assets, end of period (000 omitted)                $104,638
 Portfolio turnover                                            5%

*   Computed on an annualized basis.
(a) Reflects operations for the period from April 20, 1998 (date of initial public investment) to July 31, 1998.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(See Notes which are an integral part of the Financial Statements)





WesMark Bond Fund
Notes to Financial Statements
--------------------------------------------------------------------------------

July 31, 1998 (unaudited)

1.  Organization

WesMark Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of WesMark Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide high current income consistent with preservation of capital.

On April 20, 1998, the Fund acquired two portfolios of common trust funds managed by WesBanco Bank Wheeling, the Fund's adviser. The acquisition was a tax-free exchange of 9,400,919 shares of the Fund valued at $94,009,198.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in thepreparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

 Investment Valuations -- U.S. government securities and listed corporate bonds are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

 Investment Income, Expenses and Distributions -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

 Federal Taxes -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

 When-Issued and Delayed Delivery Transactions -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

 Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

 Other -- Investment transactions are accounted for on the trade date.

3.   Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                        Period Ended
                                                                      July 31, 1998(a)
Shares sold                                                              10,704,996
Shares issued to shareholders in payment of distributions declared           20,668
Shares redeemed                                                            (278,916)
 Net change resulting from share transactions                            10,446,748

(a) Reflects operations for the period from April 20, 1998 (date of initial public investment) to July 31, 1998.

4.    Investment Advisory Fee and Other Transactions with Affiliates

 Investment Advisory Fee--WesBanco Bank Wheeling, the Fund's investment adviser (the "Adviser" or "WesBanco"), receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

 Administrative Fee--Federated Services Company ("FServ") provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on the level of average aggregate net assets of the Trust for the period.

 Distribution Services Fee--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Edgewood Services, Inc., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund annually, to compensate Edgewood Services, Inc. For the period ended July 31, 1998, the Fund did not incur a distribution services fee.

 Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with WesBanco, the Fund will pay WesBanco up to 0.25% of average daily net assets of the Fund for the period. The fee paid to WesBanco is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended July 31, 1998, the Fund did not incur a shareholder services fee.

 Transfer and Dividend Disbursing Agent Fees and Expenses -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

 Portfolio Accounting Fees -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

 Custodian Fees -- WesBanco is the Fund's custodian. The fee is based on the market value of Fund securities held in custody plus certain securities transaction charges.

 Interfund Transactions -- During the period ended July 31, 1998, the Fund engaged in purchase and sale transactions with mutual funds and/or common trust funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule17a-7 under the Act amounting to $105,484,339 and $21,605,931 respectively. $85,266,231 of these purchase transactions were attributable to a conversion of the assets of two common trust funds into the Fund.

 Other Affiliated Parties and Transactions -- Pursuant to an exemptive order issued by the SEC, the Fund may invest in the Federated Prime Obligations Fund, which is distributed by an affiliate of the Fund's distributor. As of July 31, 1998 the Fund owned 0.01% of outstanding shares of Federated Prime Obligations Fund.

 General -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5.   Year 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

6.  Investment Transactions

Purchases and sales of investments, excluding short-term and conversion securities, for the period ended July 31, 1998, were as follows:

Purchases                                          $20,235,839
Sales                                              $  4,770,221




TRUSTEES                                OFFICERS

John F. Donahue                         John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                     Edward C. Gonzales
Nicholas P. Constantakis                 President and Treasurer
William J. Copeland                     J. Christopher Donahue
James E. Dowd                            Executive Vice President
Lawrence D. Ellis, M.D.                 John W. McGonigle
Edward L. Flaherty, Jr.                  Executive Vice President and Secretary
Edward C. Gonzales                      Richard B. Fisher
Peter E. Madden                          Vice President
John E. Murray, Jr.                     C. Christine Thomson
Wesley W. Posvar                         Vice President and Assistant Treasurer
Marjorie P. Smuts                       C. Todd Gibson
                                               Assistant Secretary










Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.




                                        [WESMARK BOND FUND LOGO]
                                        Semi-Annual Report
                                        Dated July 31, 1998





[FEDERATED INVESTORS LOGO]                  [WESBANCO WHEELING LOGO]

Edgewood Services, Inc., Distributor        Investment Adviser
                                            A Subsidiary of WesBanco, Inc.
Cusip 951025402
G02160-09 (9/98)